Leases - Schedule of Operating Lease, Liability (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Officer [Member]
Leases - Schedule of Operating Lease, Liability (Details) [Line Items]
2024	$ 322
2025	322
2026	322
2027	322
Total undiscounted lease payments	1,288
Less - adjustment to discounted lease payments	(202)
Present value of lease liabilities	1,086
Cars [Member]
Leases - Schedule of Operating Lease, Liability (Details) [Line Items]
2024	82
2025	42
2026
2027
Thereafter
Total undiscounted lease payments	124
Less - adjustment to discounted lease payments	(18)
Present value of lease liabilities	$ 106